Consolidated Statements Of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Cash flows from operating activities:
Net profit (loss)	$ 696	$ 1,815	$ (1,835)
Adjustments to reconcile net (profit) loss to net cash flows provided by operating activities:
Depreciation and Amortization	2,253	2,091	2,054
Capital gain on disposal of fixed assets, net			(18)
Revaluation of long term loans	25	58	49
Increase in employee severance benefits, net	53	68	45
Decrease (increase) in trade receivables	2,339	(2,016)	(186)
Decrease (increase) in other receivables and prepaid expenses	(58)	(68)	178
Increase in inventories	(670)	(487)	(138)
Increase in income tax payable		8
Increase (decrease) in trade payables	(147)	621	1,152
Increase in other liabilities and accrued expenses	281	324	203
Net cash provided by operating activities	4,772	2,414	1,504
Cash flows from investing activities:
Purchase of fixed assets	(1,234)	(882)	(489)
Proceeds from sale of fixed assets			38
Net cash used in investing activities	(1,234)	(882)	(451)
Cash flows from financing activities:
Increase (decrease) in short- term credit	(192)	(802)	355
Repayment of long-term loans	(1,149)	(1,135)	(1,222)
Proceeds from long-term loans		474	452
Repayment of credit from fixed asset payables	(1,049)	(539)	(400)
Net cash used in financing activities	(2,390)	(2,002)	(815)
Effect of translation adjustments	(105)	(151)	17
Net increase (decrease) in cash	1,043	(621)	255
Cash at beginning of the year	892	1,513	1,258
Cash at end of the year	1,935	892	1,513
Supplemental cash flow information:
Income tax paid	43	55
Interest paid	386	480	421
Non-cash activities:
Purchase of fixed assets not yet paid	$ 1,212	$ 1,377	$ 124